Supplement to the Fidelity® Small Cap Independence Fund
December 30, 2009
Prospectus

Effective on September 1, 2010, Fidelity Small Cap Independence Fund will be renamed Fidelity Stock Selector Small Cap Fund.

Effective on September 1, 2010, the following information replaces the similar information found under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Normally investing at least 80% of assets in stocks of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the S&P SmallCap 600® Index).

Effective on September 1, 2010, the following information replaces the similar information found under the heading "Principal Investment Strategies" in the "Investment Details" section on page 7.

FMR normally invests at least 80% of the fund's assets in stocks of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this fund, FMR generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 Index or the S&P SmallCap 600 Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index.

Effective on September 1, 2010, the following information replaces the similar information found under the heading "Shareholder Notice" in the "Investment Details" section on page 9.

The fund normally invests at least 80% of its assets in stocks of companies with small market capitalizations.

SCS-10-02 June 1, 2010
1.708162.117

Supplement to the
Fidelity Advisor Small Cap
Independence Fund
Class A, Class T, Class B, and Class C
December 30, 2009
Prospectus

Effective on September 1, 2010, Fidelity Small Cap Independence Fund will be renamed Fidelity Stock Selector Small Cap Fund. Fidelity Advisor Small Cap Independence Fund Class A, Class T, Class B, and Class C are classes of the fund and will be renamed Fidelity Advisor Stock Selector Small Cap Fund Class A, Class T, Class B, and Class C.

Effective on September 1, 2010, the following information replaces the similar information found under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Normally investing at least 80% of assets in stocks of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the S&P SmallCap 600® Index).

Effective on September 1, 2010, the following information replaces the similar information found under the heading "Principal Investment Strategies" in the "Investment Details" section on page 9.

FMR normally invests at least 80% of the fund's assets in stocks of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this fund, FMR generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 Index or the S&P SmallCap 600 Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index.

Effective on September 1, 2010, the following information replaces the similar information found under the heading "Shareholder Notice" in the "Investment Details" section on page 11.

The fund normally invests at least 80% of its assets in stocks of companies with small market capitalizations.

ASCS-10-02 June 1, 2010
1.847517.107

Supplement to the
Fidelity Advisor Small Cap
Independence Fund
Institutional Class
December 30, 2009
Prospectus

Effective on September 1, 2010, Fidelity Small Cap Independence Fund will be renamed Fidelity Stock Selector Small Cap Fund. Fidelity Advisor Small Cap Independence Fund Institutional Class is a class of the fund and will be renamed Fidelity Advisor Stock Selector Small Cap Fund Institutional Class.

Effective on September 1, 2010, the following information replaces the similar information found under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Normally investing at least 80% of assets in stocks of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the S&P SmallCap 600® Index).

Effective on September 1, 2010, the following information replaces the similar information found under the heading "Principal Investment Strategies" in the "Investment Details" section on page 8.

FMR normally invests at least 80% of the fund's assets in stocks of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this fund, FMR generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 Index or the S&P SmallCap 600 Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index.

Effective on September 1, 2010, the following information replaces the similar information found under the heading "Shareholder Notice" in the "Investment Details" section on page 10.

The fund normally invests at least 80% of its assets in stocks of companies with small market capitalizations.

ASCSI-10-02 June 1, 2010
1.855560.105

Supplement to the

Fidelity Advisor Small Cap Independence Fund

Class A (FCDAX), Class T (FCDTX), Class B (FCDBX), Class C (FCDCX), and Institutional Class (FCDIX)

Classes of shares of Fidelity® Small Cap Independence Fund

A Fund of Fidelity Capital Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2009

Effective on September 1, 2010, Fidelity Small Cap Independence Fund will be renamed Fidelity Stock Selector Small Cap Fund. Fidelity Advisor Small Cap Independence Fund Class A, Class T, Class B, Class C, and Institutional Class are classes of the fund and will be renamed Fidelity Advisor Stock Selector Small Cap Fund Class A, Class T, Class B, Class C, and Institutional Class.

ASCS/ASCSIB-10-01 June 1, 2010
1.881211.101

Supplement to the
Fidelity® Stock Selector Class K
December 30, 2009
Prospectus

Effective July 1, 2010, Fidelity Stock Selector will be renamed Fidelity Stock Selector All Cap Fund.

The third through sixth bullets found under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4 are deleted and replaced with the following:

  Allocating the fund's assets among sector central funds that provide exposure to different sectors of the U.S. stock market (at present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities). Sector central funds are specialized investment vehicles designed to be used by Fidelity funds.
  Through the sector central funds, investing in domestic and foreign issuers, and in "growth" and/or "value" stocks.

The following information replaces the information found under the heading "Principal Investment Risks" in the "Fund Summary" section on page 4.

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Consumer Discretionary Industry Concentration. The consumer discretionary industries can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.
  Consumer Staples Industry Concentration. The consumer staples industries can be significantly affected by demographics and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, and government regulation, the performance of the overall economy, interest rates, and consumer confidence.
  Energy Industry Concentration. The energy industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations.

FSS-K-10-01 June 1, 2010
1.900390.102

  Financials Industry Concentration. The financials industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.
  Health Care Industry Concentration. The health care industries are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability, and can be significantly affected by rapid obsolescence and patent expirations.
  Industrials Industry Concentration. Industrial industries can be significantly affected by general economic trends, change in consumer sentiment and spending commodity prices, legislation, government regulation and spending, import controls, and worldwide competition, and can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
  Materials Industry Concentration. The materials industries can be significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
  Technology Industry Concentration. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.
  Telecom Services Industry Concentration. The telecom services industry is subject to government regulation of rates of return and services that may be offered and can be significantly affected by intense competition.
  Utilities Industry Concentration. The utilities industries can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, intense competition, and natural resource conservation.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The following information replaces the similar information found under the heading "Principal Investment Strategies" in the "Fund Basics" section on page 7.

FMR allocates the fund's assets among sector central funds that provide exposure to different sectors of the U.S. stock market. Sector central funds are specialized investment vehicles designed by Fidelity for use by Fidelity funds.

Each sector central fund is managed in an effort to outperform a different sector of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities.

FMR expects the fund's allocations to the sector central funds will approximate the sector weightings of the S&P 500 Index. While FMR may overweight or underweight one or more sectors from time to time, FMR expects the returns of the fund to be driven primarily by the security selections of the sector central funds.

FMR is not constrained by any particular investment style for the fund. At any given time, the sector central funds in which the fund invests may buy "growth" stocks or "value" stocks, or a combination of both. Additionally, the sector central funds are not limited to investing in securities of a specific market capitalization and may hold securities of large, medium and/or small capitalization companies.

The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and may make foreign investments.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

The following information supplements the information found under the heading "Description of Principal Securities Type" in the "Fund Basics" section on page 7.

Central funds are special types of investment vehicles created by Fidelity for use by the Fidelity funds and other advisory clients. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees to Fidelity. The investment results of the portions of the fund's assets invested in the central funds will be based upon the investment results of those funds.

The following information replaces the information found under the heading "Principal Investment Risks" in the "Fund Basics" section beginning on page 7.

Many factors affect the fund's performance. The fund's share price changes daily based on the performance of the underlying sector central funds in which it invests. The ability of the fund to meet its investment objective is directly related to its target asset allocation among underlying sector central funds and the ability of those funds to meet their investment objectives. If FMR's asset allocation strategy does not work as intended, the fund may not achieve its objective. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.

The fund is exposed to the risks associated with the underlying sector central funds in which it invests. Underlying funds may have different investment objectives and may engage in investment strategies that the fund would not engage in directly. The fund bears all risks associated with underlying fund investments. The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations can be dramatic over the short as well as long term, and different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments.

The consumer discretionary industries can be significantly affected by the performance of the overall economy, interest rates, competition, and consumer confidence. Success can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products.

The consumer staples industries can be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, and environmental factors, as well as the performance of the overall economy, interest rates, and consumer confidence. In the United States, the agricultural products industry is subject to regulation by numerous federal and state government agencies.

The energy industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels caused by events relating to international politics, energy conservation, the success of exploration projects, weather or meteorological events, and tax and other government regulations.

The financials industries are subject to extensive government regulation which can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability can be largely dependent on the availability and cost of capital funds and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect the financial services industries. Insurance companies can be subject to severe price competition. The financial services industries are currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For example, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries.

The health care industries are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability. Furthermore, the types of products or services produced or provided by health care companies quickly can become obsolete. In addition, pharmaceutical companies and other companies in the health care industries can be significantly affected by patent expirations.

The industrials industries can be significantly affected by general economic trends, including employment, economic growth, and interest rates, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. For example, commodity price declines and unit volume reductions resulting from an over-supply of materials used in industrials industries can adversely affect those industries. Furthermore, a company in the industrials industries can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The materials industries can be significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of materials has exceeded demand as a result of over-building or economic downturns, which has led to commodity price declines and unit price reductions. Companies in these industries can also be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.

The telecom services industries, particularly telephone operating companies, are subject to both federal and state government regulations of rates of return and services that may be offered. Many telecommunications companies fiercely compete for market share.

The utilities industries can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, changes in taxation, and natural resource conservation. Telecommunications companies, in particular, fiercely compete for market share.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Smaller issuers can have more limited product lines, markets, or financial resources.

Supplement to the

Fidelity® Capital Appreciation Fund Class K (FCAKX), Fidelity Disciplined Equity Fund Class K (FDEKX), Fidelity Stock Selector Class K (FSSKX), and Fidelity Value Fund Class K (FVLKX)

Funds of Fidelity Capital Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2009

Effective July 1, 2010, Fidelity Stock Selector will be renamed Fidelity Stock Selector All Cap Fund.

JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of Fidelity Stock Selector All Cap Fund.

Effective May 1, 2010, Richard Fentin and Matthew Friedman serve as lead co-managers of Fidelity Value Fund. Mr. Friedman will receive compensation for his services. Information with respect to Mr. Friedman's compensation, holdings, and accounts managed will be provided in a supplement to this SAI once available.

Effective June 7, 2010, Shadman Riaz, Steve Barwikowski, John Mirshekari, Laurie Bertner, and Justin Bennett are co-managers of Fidelity Value Fund and will receive compensation for their services. Information with respect to their compensation, holdings, and accounts managed will be provided in a supplement to this SAI once available.

Effective July 31, 2010, Richard Fentin no longer serves as lead co-manager of Fidelity Value Fund. All information with respect to Richard Fentin is no longer applicable.

K-COM10B-10-02 June 1, 2010
1.881208.102

Supplement to the
Fidelity® Stock Selector
December 30, 2009
Prospectus

Effective July 1, 2010, Fidelity Stock Selector will be renamed Fidelity Stock Selector All Cap Fund.

The third through sixth bullets found under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4 are deleted and replaced with the following:

  Allocating the fund's assets among sector central funds that provide exposure to different sectors of the U.S. stock market (at present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities). Sector central funds are specialized investment vehicles designed to be used by Fidelity funds.
  Through the sector central funds, investing in domestic and foreign issuers, and in "growth" and/or "value" stocks.

The following information replaces the information found under the heading "Principal Investment Risks" in the "Fund Summary" section on page 4.

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Consumer Discretionary Industry Concentration. The consumer discretionary industries can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.
  Consumer Staples Industry Concentration. The consumer staples industries can be significantly affected by demographics and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, and government regulation, the performance of the overall economy, interest rates, and consumer confidence.
  Energy Industry Concentration. The energy industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations.

FSS-10-01 June 1, 2010
1.776228.110

  Financials Industry Concentration. The financials industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.
  Health Care Industry Concentration. The health care industries are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability, and can be significantly affected by rapid obsolescence and patent expirations.
  Industrials Industry Concentration. Industrial industries can be significantly affected by general economic trends, change in consumer sentiment and spending commodity prices, legislation, government regulation and spending, import controls, and worldwide competition, and can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
  Materials Industry Concentration. The materials industries can be significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
  Technology Industry Concentration. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.
  Telecom Services Industry Concentration. The telecom services industry is subject to government regulation of rates of return and services that may be offered and can be significantly affected by intense competition.
  Utilities Industry Concentration. The utilities industries can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, intense competition, and natural resource conservation.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The following information replaces the similar information found under the heading "Principal Investment Strategies" in the "Fund Basics" section on page 8.

FMR allocates the fund's assets among sector central funds that provide exposure to different sectors of the U.S. stock market. Sector central funds are specialized investment vehicles designed by Fidelity for use by Fidelity funds.

Each sector central fund is managed in an effort to outperform a different sector of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities.

FMR expects the fund's allocations to the sector central funds will approximate the sector weightings of the S&P 500 Index. While FMR may overweight or underweight one or more sectors from time to time, FMR expects the returns of the fund to be driven primarily by the security selections of the sector central funds.

FMR is not constrained by any particular investment style for the fund. At any given time, the sector central funds in which the fund invests may buy "growth" stocks or "value" stocks, or a combination of both. Additionally, the sector central funds are not limited to investing in securities of a specific market capitalization and may hold securities of large, medium and/or small capitalization companies.

The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and may make foreign investments.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

The following information supplements the information found under the heading "Description of Principal Securities Type" in the "Fund Basics" section on page 8.

Central funds are special types of investment vehicles created by Fidelity for use by the Fidelity funds and other advisory clients. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees to Fidelity. The investment results of the portions of the fund's assets invested in the central funds will be based upon the investment results of those funds.

The following information replaces the information found under the heading "Principal Investment Risks" in the "Fund Basics" section beginning on page 8.

Many factors affect the fund's performance. The fund's share price changes daily based on the performance of the underlying sector central funds in which it invests. The ability of the fund to meet its investment objective is directly related to its target asset allocation among underlying sector central funds and the ability of those funds to meet their investment objectives. If FMR's asset allocation strategy does not work as intended, the fund may not achieve its objective. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.

The fund is exposed to the risks associated with the underlying sector central funds in which it invests. Underlying funds may have different investment objectives and may engage in investment strategies that the fund would not engage in directly. The fund bears all risks associated with underlying fund investments. The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations can be dramatic over the short as well as long term, and different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments.

The consumer discretionary industries can be significantly affected by the performance of the overall economy, interest rates, competition, and consumer confidence. Success can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products.

The consumer staples industries can be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, and environmental factors, as well as the performance of the overall economy, interest rates, and consumer confidence. In the United States, the agricultural products industry is subject to regulation by numerous federal and state government agencies.

The energy industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels caused by events relating to international politics, energy conservation, the success of exploration projects, weather or meteorological events, and tax and other government regulations.

The financials industries are subject to extensive government regulation which can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability can be largely dependent on the availability and cost of capital funds and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect the financial services industries. Insurance companies can be subject to severe price competition. The financial services industries are currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For example, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries.

The health care industries are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability. Furthermore, the types of products or services produced or provided by health care companies quickly can become obsolete. In addition, pharmaceutical companies and other companies in the health care industries can be significantly affected by patent expirations.

The industrials industries can be significantly affected by general economic trends, including employment, economic growth, and interest rates, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. For example, commodity price declines and unit volume reductions resulting from an over-supply of materials used in industrials industries can adversely affect those industries. Furthermore, a company in the industrials industries can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The materials industries can be significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of materials has exceeded demand as a result of over-building or economic downturns, which has led to commodity price declines and unit price reductions. Companies in these industries can also be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.

The telecom services industries, particularly telephone operating companies, are subject to both federal and state government regulations of rates of return and services that may be offered. Many telecommunications companies fiercely compete for market share.

The utilities industries can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, changes in taxation, and natural resource conservation. Telecommunications companies, in particular, fiercely compete for market share.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Smaller issuers can have more limited product lines, markets, or financial resources.

Supplement to the

Capital Appreciation (FDCAX), Disciplined Equity (FDEQX), Fidelity® Focused Stock Fund (FTQGX), Small Cap Independence (FDSCX), Stock Selector (FDSSX), and Value (FDVLX)

Capital Appreciation is a Class of shares of Fidelity Capital Appreciation Fund; Disciplined Equity is a Class of shares of Fidelity Disciplined Equity Fund; Small Cap Independence is a Class of shares of Fidelity Small Cap Independence Fund; Stock Selector is a Class of shares of Fidelity Stock Selector, and Value is a Class of shares of Fidelity Value Fund

Funds of Fidelity Capital Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2009

Effective on July 1, 2010, Fidelity Stock Selector will be renamed Fidelity Stock Selector All Cap Fund.

JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of Fidelity Stock Selector All Cap Fund.

Effective on September 1, 2010, Fidelity Small Cap Independence Fund will be renamed Fidelity Stock Selector Small Cap Fund.

Effective May 1, 2010, Richard Fentin and Matthew Friedman serve as lead co-managers of Fidelity Value Fund. Mr. Friedman will receive compensation for his services. Information with respect to Mr. Friedman's compensation, holdings, and accounts managed will be provided in a supplement to this SAI once available.

Effective June 7, 2010, Shadman Riaz, Steve Barwikowski, John Mirshekari, Laurie Bertner, and Justin Bennett are co-managers of Fidelity Value Fund and will receive compensation for their services. Information with respect to their compensation, holdings, and accounts managed will be provided in a supplement to this SAI once available.

Effective July 31, 2010, Richard Fentin no longer serves as lead co-manager of Fidelity Value Fund. All information with respect to Richard Fentin is no longer applicable.

FCTB-10-02 June 1, 2010
1.803895.110